OTHER LONG-TERM LIABILITIES - Disclosure of detailed information about carrying value of other liabilities (Details) - CAD ($) $ in Thousands	Aug. 31, 2022	Aug. 31, 2021
Disclosure Of Other Liabilities [Abstract]
Contingent share consideration	$ 2,913	$ 5,538
Lease liabilities	2,206	4,651
Total other liabilities	$ 5,119	$ 10,189